Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2019
Other Receivables and Prepayments Net [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS, NET

5.	OTHER RECEIVABLES AND PREPAYMENTS, NET

Other receivables and prepayments as of December 31, 2019 and 2018 consist of the following:

	2019	2018
Rental deposits	$36,846	$43,838
Prepaid expenses	29,939	271,965
Advances to employees	78	47
	66,863	315,850
Less: reserves for doubtful accounts	(47,996)	(48,069)
Other receivables, net	$18,867	$267,781

During the years ended December 31, 2019, 2018 and 2017, bad debts on other receivables were $499, $16,403 and $32,213, respectively.